Distribution To Shareholders	12 Months Ended
Dec. 31, 2020
Distribution To Shareholders [Abstract]
Distribution To Shareholders
15.	DISTRIBUTION TO SHAREHOLDERS
On March 12, 2019, the Company declared a special cash dividend in the amount of US$0.62 per ADS, or US$0.31 per ordinary share. US$128,607 cash dividend was paid in April 2019 to shareholders of record at the close of business on April 5, 2019. The ex-dividend
date was April 4, 2019. The cash dividend was recorded as a reduction of retained earnings.
On March 19, 2020, the Company declared a special cash dividend in the amount of US$0.76 per ADS, or US$0.38 per ordinary share. US$158,649 cash dividend was paid in April 2020 to shareholders of record at the close of business on April 8, 2020. The ex-dividend
date was April 7, 2020. The cash dividend was recorded as a reduction of retained earnings.